CAPITAL STOCK (Details) (USD $)	6 Months Ended		9 Months Ended	12 Months Ended	21 Months Ended	27 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2011	Dec. 31, 2012	Dec. 31, 2012	Jun. 30, 2013
CAPITAL STOCK [Abstract]
Common stock, shares issued	113,043,526		112,500,000	112,967,500	112,967,500	113,043,526
Common stock, shares outstanding	113,043,526		112,500,000	112,967,500	112,967,500	113,043,526
Proceeds from sale of common stock	$ 88,634			$ 467,500	$ 471,250	$ 559,884
Shares issued	66,756			467,500
Issuance of common stock in exchange for services, shares	9,270
Issuance of common stock in exchange for services	$ 13,905